Property and Equipment	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property and Equipment

6. Property and Equipment

Property and equipment at December 31, 2020 and 2019, consisted of the following (amounts in thousands):

	December 31,
	2020	2019
Computers and hardware	$624	$598
Furniture and fixtures	10,099	4,755
Lab equipment	37,051	25,919
Leasehold improvements	12,154	12,005
Construction-in-progress	16,078	8,610

	76,006	51,887
Accumulated depreciation and amortization	(32,310)	(26,395)

Property and equipment, net	$43,696	$25,492

Depreciation and amortization expense related to property and equipment was $7.5 million and $5.6 million for the years ended December 31, 2020 and 2019, respectively.